Other disclosures - Risk Management and Principal Risks - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios, narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) economic_scenario	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	100.00%
Financial assets	£ 1,484,982	£ 1,360,339
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
UK | Home loans | Downside 2 | HPI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	18.30%
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6,175)	£ (6,284)
ECL | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	1.70%
ECL | Home loans | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (372)
ECL | Home loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (350)
Increase (decrease) in coverage rates	6.30%
ECL | Home loans | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (586)
ECL | Credit cards, unsecured and other retail lending | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,411)
ECL | Credit cards, unsecured and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,413)
ECL | Credit cards, unsecured and other retail lending | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,943)
ECL | Wholesale loans | Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(977)
ECL | Wholesale loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (919)
Increase (decrease) in coverage rates	6.30%
ECL | Wholesale loans | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,783)